Finance Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 2. Finance Receivables

Finance receivables are reported at their determined principal balances net of any unearned income, cumulative charge-offs and unamortized deferred fees and costs. Unearned income and deferred fees and costs are amortized to interest income based on all cash flows expected using the effective interest method.

The carrying value of finance receivables are as follows (in thousands):

	March 31, 2014	December 31, 2013
Portfolio

Term Loans	$33,794	$21,420

Royalty Purchases	7,871	7,866
Total	41,665	29,286
Less: current portion	(957)	(660)
Total noncurrent portion of finance receivables	40,708	$28,626

Term Loans

Nautilus Neurosciences, Inc.

On December 5, 2012, the Company entered into a credit agreement pursuant to which the lenders party thereto provided to a neurology-focused specialty pharmaceutical company a term loan in the principal amount of $22,500,000.  The loan was repaid on December 17, 2013. The Company initially provided $19,000,000 and a client of the Company provided the remaining $3,500,000 of the loan. The Company subsequently assigned $12,500,000 of the loan to its clients and retained the remaining $6,500,000. The loan was managed by the Company on behalf of its clients pursuant to the terms of each client’s investment management agreement.

The Company recognized $374,000 in interest income, recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2013.

Tribute

On August 8, 2013, the Company entered into a credit agreement pursuant to which the Company provided to Tribute Pharmaceuticals Canada Inc. ("Tribute") a secured term loan in the principal amount of $8,000,000. The loan matures on August 8, 2018. The Company provided $6,000,000 at closing and an additional $2,000,000 on February 4, 2014.

Interest and principal under the loan will be paid by a tiered revenue interest that is charged on quarterly net sales and royalties of Tribute applied in the following priority first, to the payment of all accrued but unpaid interest until paid in full; second to the payment of all principal of the loans.

The loan accrues interest at the LIBOR rate, plus an applicable margin, subject to a 13.5% minimum. In addition, the Company earned an origination fee at closing, and the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $276,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

In connection with the loan and at closing, Tribute also issued the Company a warrant to purchase 755,794 common shares an exercise price of $0.60 per share that may be exercised at any time prior to August 8, 2020 with an initial fair value of $334,000.   In conjunction with the additional draw on February 4, 2014, Tribute issued an additional warrant to purchase 347,222 common shares with an exercise price of $0.432 per share that may be exercised at any time prior to February 4, 2021 with an initial fair value of $99,000.

The fair market value of the warrants was $415,000 at March 31, 2014, and is included in other assets in the unaudited condensed consolidated balance sheet. An unrealized holdings gain of $112,000 was included in interest and other income (expense), net in the unaudited condensed consolidated statements of income for the three months ended March 31, 2014. The Company determined the fair value of the warrant outstanding at March 31, 2014 and December 31, 2013, using the Black-Scholes option pricing model with the following assumptions:

	March 31, 2014	December 31, 2013
Dividend rate	0%	0%
Risk-free rate	2.3%	2.5%
Expected life (years)	6.4	6.6
Expected volatility	99%	97%

In the event of a change of control, a merger or a sale of all or substantially all of Tribute’s assets, the loan shall be due and payable. The Company will be entitled to certain additional payments in connection with repayments of the loan, both on maturity and in connection with a prepayment or partial prepayment. Pursuant to the terms of the credit agreement, Tribute entered into a guaranty and collateral agreement granting the Company a security interest in substantially all of Tribute’s assets. The credit agreement contains certain affirmative and negative covenants. The obligations under the credit agreement to repay the loan may be accelerated upon the occurrence of an event of default under the credit agreement.

SynCardia Credit Agreement

First Lien Credit Agreement

On December 13, 2013, the Company entered into a credit agreement pursuant to which the Company provided to SynCardia Systems, Inc. ("SynCardia"), a privately-held manufacturer of the world's first and only FDA, Health Canada and CE (Europe) approved Total Artificial Heart, a secured term loan in the principal amount of $4,000,000. The loan was an expansion of the SynCardia's existing credit facility, resulting in a total outstanding amount under the existing credit facility of $16,000,000 at closing. At the lenders' option, the lenders can increase the term loan to $22,000,000; the Company has the right but not the obligation to advance $1,500,000 of any potential increase. The Company funded the $4,000,000, net of an original issue discount of $60,000 and an arrangement fee of $40,000 at closing.

The loan matures on March 5, 2018, with principal due upon maturity. The loan bears interest at a rate of 13.5%.

Pursuant to the terms of the credit agreement and subject to a security agreement, SynCardia granted the lenders a first priority security interest in substantially all of its assets. The security agreement contains certain affirmative and negative covenants.

In the event of a change of control, a merger or a sale of all or substantially all of SynCardia's assets, the loan shall be due and payable. The lenders will be entitled to certain additional payments in connection with repayments of the loan, both on maturity and in connection with a prepayment or partial prepayment. The obligations to repay the loan may be accelerated upon the occurrence of an event of default under the credit agreement.

In addition to the discount and arrangement fee, the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $164,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

Second Lien Credit Agreement

On December 13, 2013, the Company also entered into a second lien credit agreement, pursuant to which the Company and other lender parties thereto provided to SynCardia, a term loan in the principal amount of $10,000,000 (the "Second Lien Loan"). The Company provided $6,000,000 principal amount of the Second Lien Loan, funded at closing net of an origination fee of $90,000. The Second Lien Loan matures on December 13, 2021.

The Second Lien Loan shall be repaid by a tiered revenue interest that is charged on quarterly net sales and royalties of, and any other income and revenue actually received by SynCardia. Pursuant to the terms of the Second Lien Loan, SynCardia granted the lenders a second priority security interest in its assets subject to a security agreement which contains certain affirmative and negative covenants.

In the event of a Change of Control, the Second Lien Loan shall be due, with the total amount payable to the lenders equal to a specified premium defined by the terms of the Second Lien Loan. The obligations to repay the Second Lien Loan may be accelerated upon the occurrence of an event of default under the terms of the Second Lien Loan.

The Company recognized $408,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

Common Stock Purchase

In conjunction with the first lien secured term loan, the Company purchased from SynCardia an aggregate of 40,000 shares of SynCardia's Common Stock, in consideration for the mutual covenants and agreements set forth in the credit agreement. The shares purchased by the Company reflect an ownership percentage in SynCardia of less than 0.05%. The Company deems the shares to be non-marketable as SynCardia is privately held and in development stage, and has reflected the shares at a zero cost basis at March 31, 2014 and December 31, 2013.

Private Dental Products Company

On December 10, 2013, the Company entered into a credit agreement to provide a private dental products company ("Dental Products Company") a senior secured term loan with a principal amount of $6,000,000 funded upon close net of an arrangement fee of $60,000. The Loan matures on December 10, 2018.

Interest and principal under the loan will be paid by a tiered revenue interest that is charged on quarterly net sales and royalties of the Dental Products Company. Pursuant to the terms of the agreement, the Company was granted a first priority security interest in substantially all of the Dental Products Company's assets. The loan accrues interest at the Libor Rate, plus an applicable margin; the Libor Rate is subject to minimum floor values such that that minimum interest rate is 14%.

In the event of a change of control, a merger or a sale of all or substantially all of the Dental Products Company's assets, the loan shall be due and payable. The Company will be entitled to certain additional payments in connection with repayments, both on maturity and in connection with prepayments.

The Company also received a warrant to purchase up to 225 shares of the Dental Products Company's common stock, which if exercised, is equivalent to approximately four percent ownership on a fully diluted basis. The warrant expires December 10, 2020. The warrant is valued at zero at March 31, 2014 and December 31, 2013, in the unaudited condensed consolidated balance sheets.

In addition to the arrangement fee, the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $221,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

Parnell Pharmaceuticals Holdings Pty Ltd

On January 23, 2014, the Company entered into a credit agreement pursuant to which the lenders party thereto provided to Parnell Pharmaceuticals Holdings Pty Ltd, a leading global veterinary pharmaceutical business (“Parnell”), a term loan in the principal amount of $25,000,000. The Company provided $10,000,000 and the Company's investment advisory clients provided the remaining $15,000,000 of the loan. The Company serves as the Agent, Sole Lead Arranger and Sole Bookrunner under the credit agreement. The loan matures on January 23, 2021.

Parnell is obligated to make payments calculated on its quarterly net sales and royalties until such time as the lenders receive a 2.0x cash on cash return. The revenue based payment is subject to certain quarterly and annual caps. The total amount payable is subject to adjustment under certain events including qualified partial payments, a change of control or full prepayment of the loan. The revenue based payment is made quarterly. All amounts applied under the revenue based payment will be made to each lender according to its pro-rata share of the loan.

Pursuant to the terms of the credit agreement, Parnell granted the lenders a first priority security interest in substantially all of Parnell's assets. The credit agreement contains certain affirmative and negative covenants. Parnell’s U.S., U.K., Australian, New Zealand subsidiaries have guaranteed the obligations under the credit agreement. The obligations to repay the loan may be accelerated upon the occurrence of an event of default under the terms of the credit agreement.

The Company recognized a syndication fee of $375,000 and $290,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

Royalty Purchases

Bess Royalty Purchase

On April 2, 2013, the Company, along with Bess Royalty, LP ("Bess"), purchased a royalty stream paid on the net sales of Besivance®, an ophthalmic antibiotic, from InSite Vision, Inc. Besivance is marketed globally by Bausch & Lomb. The initial purchase price totaled $15,000,000; the Company funded $6,000,000 of the purchase price at closing to own 40.3125% of the royalty stream. Additional contingent consideration includes (i) $1,000,000 to be paid by Bess upon certain net sales milestones achieved by Bausch & Lomb and (ii) annual payments to be remitted to InSite Vision, Inc. once aggregate royalty payments received by the Company and Bess exceed certain thresholds. Bess paid the $1,000,000 contingent consideration in February 2014, which did not result in a change in the Company's interest in the royalty. The purchased royalty stream does not include any further amounts once the aggregate royalty payments received by the Company and Bess reach a certain threshold as defined in the underlying agreement. As the purchased royalty stream has been capped by the defined threshold amount, in effect limiting the Company’s implicit rate of return, the Company’s share of the purchase price has been reflected as a Finance Receivable in the unaudited condensed consolidated financial statements. The Company recognized approximately $260,000 in interest income in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014, representing the Company’s pro rata portion of royalties paid.

Tissue Regeneration Therapeutics Royalty Purchase

On June 12, 2013, the Company purchased from Tissue Regeneration Therapeutics, Inc. (“TRT”) two royalty streams derived from the licensed use of TRT’s technology in the family cord banking services sector. The initial purchase totaled $2,000,000 paid upon closing. Additional contingent consideration includes (i) $1,250,000 payable upon aggregate royalty payments reaching a certain threshold and (ii) annual sharing payments due to TRT once aggregate royalty payments received by the Company exceed the purchase price paid by the Company. The purchased royalty stream does not include any further amounts once the aggregate royalty payments received by the Company reach a certain threshold as defined in the underlying agreement. The purchase has been reflected as a Finance Receivable in the unaudited condensed consolidated financial statements. The Company recognized approximately $91,000 in interest income recorded as revenue in the unaudited condensed consolidated statement of income for the three months ended March 31, 2014.

Credit Quality of Finance Receivables

On a quarterly basis, the Company evaluates the carrying value of each finance receivable for impairment. Currently there are no finance receivables considered impaired and no corresponding allowance for credit losses for impaired loans.

A term loan is considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower’s financial condition and the adequacy of collateral, if any. The Company would generally place term loans on nonaccrual status when the full and timely collection of interest or principal becomes uncertain and they are 90 days past due for interest or principal, unless the term loan is both well-secured and in the process of collection. When placed on nonaccrual, the Company would reverse any accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. Generally, the Company would return a term loan to accrual status when all delinquent interest and principal become current under the terms of the credit agreement and collectability of remaining principal and interest is no longer doubtful.

Receivables associated with royalty stream purchases would be considered to be impaired when it is probable that the Company will be unable to collect the book value of the remaining investment based upon adverse changes in the estimated underlying royalty stream.

When the Company identifies a finance receivable as impaired, it measures the impairment based on the present value of expected future cash flows, discounted at the receivable’s effective interest rate. If it is determined that the value of an impaired receivable is less than the recorded investment, the Company would recognize impairment with a charge to the allowance for credit losses. When the value of the impaired receivable is calculated by discounting expected cash flows, interest income would be recognized using the receivable’s effective interest rate over the remaining life of the receivable.

The Company would individually develop the allowance for credit losses for any identified impaired loans if any existed. In developing the allowance for credit losses, the Company would consider, among other things, the following credit quality indicators:

• business characteristics and financial conditions of obligors;

• current economic conditions and trends;

• actual charge-off experience;

• current delinquency levels;

• value of underlying collateral and guarantees;

• regulatory environment; and

• any other relevant factors predicting investment recovery.

The Company monitors the credit quality indicators of performing and non-performing assets. At March 31, 2014 and December 31, 2013, the Company did not have any non-performing assets.

Note 2. Finance Receivables

Finance receivables are reported at their determined principal balances net of any unearned income, cumulative charge-offs and unamortized deferred fees and costs. Unearned income and deferred fees and costs are amortized to interest income based on all cash flows expected using the effective interest method.

The carrying value of finance receivables at December 31 are as follows (in thousands):

	2013	2012
Portfolio
Term Loans
	$21,420	$6,500
Royalty Purchases
	7,866
Total	29,286	$6,500
Less: current portion	660	(230)
Total noncurrent portion of finance receivables	$28,626	$6,270

Term Loans

Nautilus Neurosciences, Inc.

On December 5, 2012, the Company entered into a credit agreement pursuant to which the lenders party thereto provided to Nautilus Neurosciences, Inc., a neurology-focused specialty pharmaceutical company, a term loan in the principal amount of $22,500,000. The loan was repaid on December 17, 2013. The Company initially provided $19,000,000 and a client of the Company provided the remaining $3,500,000 of the loan. The Company subsequently assigned $12,500,000 of the loan to its clients and retained the remaining $6,500,000. The loan was managed by the Company on behalf of its clients pursuant to the terms of each client’s investment management agreement.

Prior to repayment, interest and principal under the loan was paid by a tiered revenue interest that is charged on quarterly net sales and royalties of the borrower applied in the following priority (i) first, to the payment of all accrued but unpaid interest until paid in full; and (ii) second to the payment of all principal of the loans. The loan accrued interest at either a base rate or the LIBOR rate, as determined by the borrower, plus an applicable margin; the base rate and LIBOR rate are subject to minimum floor values such that that minimum interest rate is 16%.  In addition, the Company received its proportionate share of a $2,000,000 exit fee, which was accreted to interest income over the term of the loan.  The Company recognized $1,591,000 in interest income, of which $578,000 related to the accretion of the exit fee, recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013.

Tribute

On August 8, 2013, the Company entered into a credit agreement pursuant to which the Company provided to Tribute Pharmaceuticals Canada Inc. ("Tribute") a secured term loan in the principal amount of $8,000,000. The loan matures on August 8, 2018. The Company provided $6,000,000 at closing and on February 4, 2014, provided the additional $2,000,000 unfunded commitment.

Interest and principal under the loan will be paid by a tiered revenue interest that is charged on quarterly net sales and royalties of Tribute applied in the following priority first, to the payment of all accrued but unpaid interest until paid in full; second to the payment of all principal of the loans.

The loan shall accrue interest at the LIBOR rate, plus an applicable margin, subject to a 13.5% minimum. In addition, the Company earned an origination fee at closing, and the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $366,000 in interest income recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013. In connection with the loan and at closing, Tribute also issued the Company a warrant to purchase 755,794 common shares an exercise price of $0.60 per share that may be exercised at any time prior to August 8, 2020 with an initial fair value of $334,000.   The fair market value of the warrant was $204,000 at December 31, 2013, and is included in other assets in the consolidated balance sheet. An unrealized holdings loss of $131,000 was included in interest and other income (expense) in the consolidated statements of income (loss) for the year ended December 31, 2013. The Company determined the fair value of the warrant outstanding at December 31, 2013, using the Black-Scholes option pricing model with the following assumptions:

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.6
Expected volatility	97%

Subsequent to December 31, 2013, in conjunction with the additional draw on February 4, 2014, Tribute issued an additional warrant to purchase 347,222 common shares with an exercise price of $0.432 per share that may be exercised at any time prior to February 4, 2021, as further discussed in Note 12

In the event of a change of control, a merger or a sale of all or substantially all of Tribute’s assets, the loan shall be due and payable. The Company will be entitled to certain additional payments in connection with repayments of the Loan, both on maturity and in connection with a prepayment or partial prepayment. Pursuant to the terms of the credit agreement, Tribute entered into a guaranty and collateral agreement granting the Company a security interest in substantially all of Tribute’s assets. The credit agreement contains certain affirmative and negative covenants. The obligations under the credit agreement to repay the loan may be accelerated upon the occurrence of an event of default under the credit agreement.

SynCardiaCredit Agreement

First Lien Credit Agreement

On December 13, 2013, the Company entered into a credit agreement pursuant to which the Company provided to SynCardia Systems, Inc. ("SynCardia"), a privately-held manufacturer of the world's first and only FDA, Health Canada and CE (Europe) approved Total Artificial Heart, a secured term loan in the principal amount of $4,000,000. The loan was an expansion of the SynCardia's existing credit facility, resulting in a total outstanding amount under the existing credit facility of $16,000,000 at closing. At the lenders' option, the lenders can increase the term loan to $22,000,000; the Company has the right but not the obligation to advance $1,500,000 of any potential increase. The Company funded the $4,000,000, net of an original issue discount of $60,000 and an arrangement fee of $40,000 at closing.

The loan matures on March 5, 2018, with principal due upon maturity. The loan bears interest at a rate of 13.5%.

Pursuant to the terms of the credit agreement and subject to a security agreement, SynCardia granted the lenders a first priority security interest in substantially all of its assets. The security agreement contains certain affirmative and negative covenants.

In the event of a change of control, a merger or a sale of all or substantially all of SynCardia's assets, the loan shall be due and payable. The lenders will be entitled to certain additional payments in connection with repayments of the loan, both on maturity and in connection with a prepayment or partial prepayment. The obligations to repay the loan may be accelerated upon the occurrence of an event of default under the credit agreement.

In addition to the discount and arrangement fee, the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $32,000 in interest income recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013.

Second Lien Credit Agreement

On December 13, 2013, the Company also entered into a second lien credit agreement, pursuant to which the Company and other lender parties thereto provided to SynCardia, a term loan in the principal amount of $10,000,000 (the "Second Lien Loan"). The Company provided $6,000,000 principal amount of the Second Lien Loan, funded at closing net of an origination fee of $90,000. The Second Lien Loan matures on December 13, 2021.

The Second Lien Loan shall be repaid by a tiered revenue interest that is charged on quarterly net sales and royalties of, and any other income and revenue actually received by SynCardia. Pursuant to the terms of the Second Lien Loan, SynCardia granted the lenders a second priority security interest in its assets subject to a security agreement which contains certain affirmative and negative covenants.

In the event of a Change of Control, the Second Lien Loan shall be due, with the total amount payable to the lenders equal to a specified premium defined by the terms of the Second Lien Loan. The obligations to repay the Second Lien Loan may be accelerated upon the occurrence of an event of default under the terms of the Second Lien Loan.

The Company recognized $79,000 in interest income recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013.

Common Stock Purchase

In conjunction with the first lien secured term loan, the Company purchased from SynCardia an aggregate of 40,000 shares of SynCardia's Common Stock, in consideration for the mutual covenants and agreements set forth in the credit agreement. The shares purchased by the Company reflect an ownership percentage in SynCardia of less than 0.05%. The Company deems the shares to be non-marketable as SynCardia is privately held and in development stage, and has reflected the shares at a zero cost basis at December 31, 2013.

Private Dental Products Company

On December 10, 2013, the Company entered into a credit agreement to provide a private dental products company ("Dental Products Company") a senior secured term loan with a principal amount of $6,000,000 funded upon close net of an arrangement fee of $60,000. The Loan matures on December 10, 2018.

Interest and principal under the loan will be paid by a tiered revenue interest that is charged on quarterly net sales and royalties of the Dental Products Company. Pursuant to the terms of the agreement, the Company was granted a first priority security interest in substantially all of the Dental Products Company's assets. The loan accrues interest at the Libor Rate, plus an applicable margin; the Libor Rate is subject to minimum floor values such that that minimum interest rate is 14%.

In the event of a change of control, a merger or a sale of all or substantially all of the Dental Products Company's assets, the loan shall be due and payable. The Company will be entitled to certain additional payments in connection with repayments, both on maturity and in connection with prepayments.

The Company also received a warrant to purchase up to 225 shares of the Dental Products Company's common stock, which if exercised, is equivalent to approximately four percent ownership on a fully diluted basis. The warrant expires December 10, 2020. The warrant is currently valued at zero at December 31, 2013 in the consolidated balance sheet.

In addition to the arrangement fee, the Company is entitled to an exit fee upon the maturity of the loan, both of which will be accreted to interest income over the term of the loan. The Company recognized $51,000 in interest income recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013.

Royalty Purchases

Bess Royalty Purchase

On April 2, 2013, the Company, along with Bess Royalty, LP ("Bess"), purchased a royalty stream paid on the net sales of Besivance®, an ophthalmic antibiotic, from InSite Vision, Inc. Besivance is marketed globally by Bausch & Lomb. The initial purchase price totaled $15,000,000; the Company funded $6,000,000 of the purchase price at closing to own 40.3125% of the royalty stream. Additional contingent consideration includes (i) $1,000,000 to be paid by Bess upon certain net sales milestones achieved by Bausch & Lomb and (ii) annual payments to be remitted to InSite Vision, Inc. once aggregate royalty payments received by the Company and Bess exceed certain thresholds. Bess paid the $1,000,000 contingent consideration in February 2014, which did not result in a change in the Company's interest in the royalty. The purchased royalty stream does not include any further amounts once the aggregate royalty payments received by the Company and Bess reach a certain threshold as defined in the underlying agreement. As the purchased royalty stream has been capped by the defined threshold amount, in effect limiting the Company’s implicit rate of return, the Company’s share of the purchase price has been reflected as a Finance Receivable in the consolidated financial statements. The Company recognized approximately $795,000 in interest income in the consolidated statement of income (loss) for the year ended December 31, 2013, respectively, representing our pro rata portion of royalties paid.

Tissue Regeneration Therapeutics Royalty Purchase

On June 12, 2013, the Company purchased from Tissue Regeneration Therapeutics, Inc. (“TRT”) two royalty streams derived from the licensed use of TRT’s technology in the family cord banking services sector. The initial purchase totaled $2,000,000 paid upon closing. Additional contingent consideration includes (i) $1,250,000 payable upon aggregate royalty payments reaching a certain threshold and (ii) annual sharing payments due to TRT once aggregate royalty payments received by the Company exceed the purchase price paid by the Company. The purchased royalty stream does not include any further amounts once the aggregate royalty payments received by the Company reach a certain threshold as defined in the underlying agreement. The purchase has been reflected as a Finance Receivable in the consolidated financial statements. The Company recognized approximately $176,000 in interest income recorded as revenue in the consolidated statement of income (loss) for the year ended December 31, 2013.

Credit Quality of Finance Receivables

On a quarterly basis, the Company evaluates the carrying value of each finance receivable for impairment. Currently there are no finance receivables considered impaired and no corresponding allowance for credit losses for impaired loans.

A term loan is considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower’s financial condition and the adequacy of collateral, if any. The Company would generally place term loans on nonaccrual status when the full and timely collection of interest or principal becomes uncertain and they are 90 days past due for interest or principal, unless the term loan is both well-secured and in the process of collection. When placed on nonaccrual, the Company would reverse any accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. Generally, the Company would return a term loan to accrual status when all delinquent interest and principal become current under the terms of the credit agreement and collectability of remaining principal and interest is no longer doubtful.

Receivables associated with royalty stream purchases would be considered to be impaired when it is probable that the Company will be unable to collect the book value of the remaining investment based upon adverse changes in the estimated underlying royalty stream.

When the Company identifies a finance receivable as impaired, it measures the impairment based on the present value of expected future cash flows, discounted at the receivable’s effective interest rate. If it is determined that the value of an impaired receivable is less than the recorded investment, the Company would recognize impairment with a charge to the allowance for credit losses. When the value of the impaired receivable is calculated by discounting expected cash flows, interest income would be recognized using the receivable’s effective interest rate over the remaining life of the receivable.

The Company would individually develop the allowance for credit losses for any identified impaired loans if any existed. In developing the allowance for credit losses, the Company would consider, among other things, the following credit quality indicators:

• business characteristics and financial conditions of obligors;

• current economic conditions and trends;

• actual charge-off experience;

• current delinquency levels;

• value of underlying collateral and guarantees;

• regulatory environment; and

• any other relevant factors predicting investment recovery.

The Company monitors the credit quality indicators of performing and non-performing assets. At December 31, 2013 and 2012, the Company did not have any non-performing assets.